STAAR Investment Trust

604 McKnight Park Dr.
Pittsburgh, PA 15237
Phone 412-367-9076
Fax 412-367-9141

Annual Report
January 1, 2002 to December 31, 2002

The courage of our convictions...
(Picture)

Letter to Shareholders
February 28, 2002

Dear Shareholder:

    We are experiencing the worst bear market since 1929-1932. The pain of a natural economic slowdown has been exacerbated by the 9/11 Terrorist attack, corporate financial scandals and an impending war with Iraq. Simply put, all this uncertainty and fear has kept the stock markets from moving ahead.

    To be sure, stocks got ahead of reasonable values in the late 1990's. The chart on the cover shows the S&P500 over the last ten years. I have included a long-term trend line that shows an approximate average growth of 10% per year. The actual average since 1926 has been closer to 11%. Even at 11%, the S&P 500 rose well above reasonable expectations. A bear market was both natural and necessary.

    Now, it would appear the reverse is true. To get back to the trend line, the S&P 500 would have to rise about 38%. Will it do so? Nobody knows for sure what will happen in the future. However, if there are no catastrophic events, it would seem likely that a stock market recovery will occur sometime in the not too distant future.

    Before that happens, we will probably need to see some sort of clear resolution occurring in the Iraq conflict. This could happen soon or it could be delayed weeks or months.

    But if our fundamental assumption is that the United States and the world economy will survive and grow in the future, then now is a time to have the courage of our convictions. I want you to know that we have been concerned and prudent in the management of the STAAR Funds.

    Over the past three years the Large Company Stock Fund (LCSF) has outperformed the S&P 500. The Smaller Company Stock Fund (SCSF) has outperformed the Russell 2000 and the International Fund (INTF) has exceeded the EAFE Index. The ACF has also performed better than the S&P 500 and EAFE Indexes. Both of our bond funds have trailed their peers by less than a half percent per year.

    Our current positions tend to be relatively conservative. We have raised our cash positions, shortened bond maturities and employed some conservative hedges to protect against potential short-term downturns. From a long-term perspective, we are watching these volatile markets closely and are poised to take action if up trends develop.

    These have been tough years for most investors and investment advisors. More than ever, I appreciate your confidence and loyalty. May good times return soon.

    On behalf of the Trustees and people of STAAR Financial Advisors, Inc., thank you. We sincerely value your business.


                                      Sincerely Yours,

                                      /s/ J. Andre Weisbrod, Trustee

                                      President, STAAR Financial Advisors, Inc.,
                                      Advisor to the Trust

Page 2
Perspective & Performance
Indexes used for comparisons are selected as being closest to each Fund's objectives.

STAAR INTERMEDIATE BOND FUND -- A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with avg. maturity usually between 3 and 7 years.

       Conditions for bonds were favorable as interest rates fell during 2002. The economy continued growth at a slower pace, plus the weak stock market caused investors to seek safer ground in bonds, driving up prices and lowering yields. If interest rates stay in the current range total returns on bonds could be modest at best for the 2003. Over the past year, we have shortened the average maturity of the portfolio. If the Iraq situation is resolved favorably and the economy picks up, rates should rise, which will result in lower total returns for most bonds.


-----------------------------------------------------------------------------------------------------------------------------
     FOR PERIODS ENDING 12/31/02     LAST QUARTER   YEAR-TO-  ONE YEAR  THREE YEAR    FIVE YEAR    SINCE PUB.    SINCE PRIV.
                                                      DATE              AVG. ANNUAL  AVG. ANNUAL     INCEPT.      INCEPTION
                                                                         RETURN(1)    RETURN(1)   (5/28/97) (1)  (4/4/96) (1)
-----------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND (IBF)             1.9%         7.2%      7.2%       8.0%         6.2%          6.6%           5.8%
-----------------------------------------------------------------------------------------------------------------------------
Lehman Bros Intermed Gov/Corp Index      1.7%         9.8%      9.8%       9.6%         7.5%          7.9%           7.4%
-----------------------------------------------------------------------------------------------------------------------------
Morningstar Interm-Term Bd Fd Avg        1.7%         7.8%      7.8%       8.4%         6.2%          6.9%           6.7%
-----------------------------------------------------------------------------------------------------------------------------

Current Yield as of 12/31/02............... 4.2% **                   S.E.C. Yield as of 12/31/02.................. 4.1%  ***
Average Maturity .......................... 4.5 Years****             Portfolio Turnover .......................... 21.7%

* Total returns include reinvested dividends and gains. ** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses) *** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized. **** Average maturity is actually less due to cash holdings, which were not used in the calculation.



STAAR LONG TERM BOND FUND -- A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity over 10 years.

    As indicated above, conditions for bonds were mostly favorable during 2002. The threat of war is helping to keep interest rates at 40-year lows. Over the past year, we have shortened the average maturity of the portfolio. If the Iraq situation is resolved favorably and the economy picks up, rates should rise, which will result in lower total returns for most bonds.

-------------------------------------------------------------------------------------------------------------------------
     FOR PERIODS ENDING 12/31/02       LAST     YEAR-TO-  ONE YEAR  THREE YEAR    FIVE YEAR   SINCE PUBLIC      SINCE
                                      QUARTER     DATE              AVG. ANNUAL  AVG. ANNUAL    INCEPTION      PRIVATE
                                                                     RETURN(1)    RETURN(1)   (5/28/97) (1)   INCEPTION
                                                                                                             (4/4/96) (1)
-------------------------------------------------------------------------------------------------------------------------
LONG TERM BOND FUND (LTBF)             2.3%       8.4%      8.4%        8.5%        5.7%          7.2%           6.6%
-------------------------------------------------------------------------------------------------------------------------
Lehman Bros Long-Trm Gov/Corp Index    1.9%      14.8%     14.8%       12.7%        8.1%          9.9%           9.1%
-------------------------------------------------------------------------------------------------------------------------
Morningstar Long-Term Bd Fds Avg       2.1%       8.6%      8.6%        8.7%        5.9%          6.9%           6.8%
-------------------------------------------------------------------------------------------------------------------------

Current Yield as of 12/31/02 ............ 4.3% **                     S.E.C. Yield as of 12/31/02.................. 4.5%  ***
Average Maturity ........................ 10.8 Years****              Portfolio Turnover .......................... 21.5%

* Total returns include reinvested dividends and gains. ** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses) *** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized. **** Average maturity is actually less due to cash holdings, which were not used in the calculation.

LARGER COMPANY STOCK FUND -- A fund of funds in which the underlying investments are primarily common stocks of large and larger mid-cap companies Individual stocks may be owned. Objective: Growth w/ some Income

    Corporate accounting scandals and concerns over corporate earnings rocked stocks earlier in the year. The market has made a couple attempts to rebound and some more positive news in early 2003 should have been helpful. But the uncertainty surrounding the Iraq conflict has kept stocks lower. A positive outcome of this issue should mean a positive response in the stock market. However, significant risks remain and we have raised cash positions significantly since the beginning of the year. We are pleased to report that the LCSF was ranked in the top 14% for one year and the top 19% for three years of all funds in the Large Company Blend Category for the year ending 12-31-02 as tracked by Morningstar.

------------------------------------------------------------------------------------------------------------------------
    FOR PERIODS ENDING 12/31/02      LAST     YEAR-TO-   ONE YEAR  THREE YEAR    FIVE YEAR   SINCE PUBLIC      SINCE
                                    QUARTER     DATE               AVG. ANNUAL  AVG. ANNUAL   INCEPTION       PRIVATE
                                                                    RETURN(1)    RETURN(1)   (5/28/97) (1)   INCEPTION
                                                                                                            (4/4/96) (1)
------------------------------------------------------------------------------------------------------------------------
LARGER CO. STOCK FUND (LCSF)          6.4%     -18.1%     -18.1%     -10.4%        -1.2%         1.1%           3.9%
------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                         8.4%     -22.0%     -22.0%     -14.6%        -0.6%         2.1%*          6.1%*
------------------------------------------------------------------------------------------------------------------------
Dow Jones Industrial Average         10.6%     -15.0%     -15.0%     -8.6%          2.8%         4.0%*          7.7%*
------------------------------------------------------------------------------------------------------------------------
Morningstar Large Blend Funds Avg.    6.6%     -22.1%     -22.1%     -13.5%         1.5%         1.3%*          4.7%*
------------------------------------------------------------------------------------------------------------------------

             Portfolio Turnover ........................................   27.0%

             *Total returns include reinvested dividends and gains. Dividend data for some indexes may not be complete for partial period



SMALLER COMPANY STOCK FUND -- A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies. Individual stocks may be owned.

    The story for small stocks is similar to that of larger stocks. In short, the general investment community seems unable to make any strong moves until the Iraq question is answered more solidly. Because of the short-term risks, we have raised cash positions significantly since the beginning of the year. We are pleased to report that the SCSF has continued to beat the Russell 2000 index and the average of all Small Company funds over the one, three and five year periods ending 12-31-02

------------------------------------------------------------------------------------------------------------------------
    FOR PERIODS ENDING 12/31/02      LAST     YEAR-TO-   ONE YEAR  THREE YEAR    FIVE YEAR   SINCE PUBLIC      SINCE
                                    QUARTER     DATE               AVG. ANNUAL  AVG. ANNUAL   INCEPTION       PRIVATE
                                                                    RETURN(1)    RETURN(1)   (5/28/97) (1)   INCEPTION
                                                                                                            (4/4/96) (1)
------------------------------------------------------------------------------------------------------------------------
SMALLER CO. STOCK FD (SCSF)           6.0%     -17.4%     -17.4%      -5.6%         2.4%         4.6%           5.0%
------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index                    6.2%     -20.5%     -20.5%      -7.5%        -1.4%         1.6%           3.4%
------------------------------------------------------------------------------------------------------------------------
Morningstar Small Company Fds Avg     4.8%     -20.7%     -20.7%      -7.2%         0.4%         4.6%           6.1%
------------------------------------------------------------------------------------------------------------------------


             Portfolio Turnover ....................................       39.2%

INTERNATIONAL FUND -- A fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned.

    International markets have generally moved in concert with the U.S. downturn. We expect this synchronicity to continue until the Iraq question is answered and global markets return to a more normal ebb and flow. Because of the short-term risks, we have raised cash positions significantly since the beginning of the year. We are pleased to report that the INTF was ranked in the top 31% for one year and the top 32% for three years of all funds in the Foreign Stock Funds Category for the year ending 12-31-02 as tracked by Morningstar.

------------------------------------------------------------------------------------------------------------------------
    FOR PERIODS ENDING 12/31/02      LAST     YEAR-TO-   ONE YEAR  THREE YEAR    FIVE YEAR   SINCE PUBLIC      SINCE
                                    QUARTER     DATE               AVG. ANNUAL  AVG. ANNUAL   INCEPTION       PRIVATE
                                                                    RETURN(1)    RETURN(1)   (5/28/97) (1)   INCEPTION
                                                                                                            (4/4/96) (1)
------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND (INTF)             6.1%     -14.4%     -14.4%     -16.1%        -3.3%        -4.0%          -0.6%
------------------------------------------------------------------------------------------------------------------------
EAFE Index                            6.5%     -15.9%     -15.9%     -17.2%        -2.9%        -3.5%          -1.5%
------------------------------------------------------------------------------------------------------------------------
Morningstar Foreign Stock Fds Avg     5.6%     -16.3%     -16.3%     -17.5%        -2.1%        -2.4%           0.4%
------------------------------------------------------------------------------------------------------------------------


             Portfolio Turnover ....................................       51.6%





ALTCAT (ALTERNATIVE CATEGORIES) FUND -- A flexibly managed, multi-asset global fund of funds investing primarily in assets that offer opportunities for growth of capital.

    The AltCat Fund also experienced a disappointing year. Very few sectors were untouched by the negative sentiment toward stocks. We are looking for opportunities in battered sectors as well as stronger ones that should continue to show strength in an upturn. The ACF has beaten the S&P500 for one, three and five-year periods.

------------------------------------------------------------------------------------------------------------------------
      FOR PERIODS ENDING 12/31/02        LAST    YEAR-TO-  ONE YEAR  THREE YEAR   FIVE YEAR      SINCE         SINCE
                                        QUARTER    DATE                 AVG.        AVG.         PUBLIC       PRIVATE
                                                                       ANNUAL      ANNUAL      INCEPTION     INCEPTION
                                                                      RETURN(1)   RETUNR(1)  (5/28/97) (1)  (4/4/96) (1)
------------------------------------------------------------------------------------------------------------------------
ALTCAT FUND (ACF)                        4.5%     -15.8%    -15.8%     -7.3%       -0.4%         -0.4%          1.0%
Morningstar Multi-Asset Global Fds Avg   4.9%     -6.2%      -6.2%     -4.0%        1.8%          2.7%          4.0%
------------------------------------------------------------------------------------------------------------------------

             Portfolio Turnover ....................................       22.5%


NOTES: Performance figures are total returns except those marked with an *, for which dividend reinvestment figures were not available. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations.

  FOR PROSPECTUS, CALL 1-800-332-7738 P.I.N. 3370 OR VISIT WWW.STAARINVEST.COM

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237 412-367-9076

Portfolio Holdings as of 12/31/02


    INTERMEDIATE BOND FUND Portfolio Valuation Date 12/31/2002

                                                SHARES OR                                                               UNREALIZED
                                                PRINCIPAL                                                                    GAIN/
              POSITION                             AMOUNT    UNIT COST     PRICE         COST        VALUE    PERCENT       (LOSS)

CASH & EQUIVALENTS
                                              ------------------------------------------------------------------------------------
    Trust Company STAAR Accessor US Gov't         179,604         1.00      1.00      179,604      179,604       4.2%            0

                                Subtotal                                              179,604      179,604       4.2%            0
INTERMEDIATE BONDS
   US TREASURY OBLIGATIONS

    US Treasury Note 6.5 due 5/15/05               20,000       100.19    111.00       20,038       22,200       0.5%        2,163

    US Treasury Note 5.5 due 2/15/08               20,000       100.42    112.81       20,084       22,563       0.5%        2,479

    US Treasury Note 5.25 due 5/15/04              30,000        97.75    105.34       29,325       31,603       0.7%        2,278

                                Subtotal                                               69,446       76,366       1.8%        6,920
                                              ------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS

    Fedl Farm Cr Bank 5.35 due 12/11/08           115,000        99.11    109.85      113,977      126,328       2.9%       12,350

    Fedl Farm Cr Bank 4.875 7/9/09                100,000       100.56    100.06      100,563      100,063       2.3%        (500)

    Fed Nat'l Mtg Assoc 5.50 7/18/06               45,000       100.59    102.13       45,267       45,956       1.1%          689

    Fed Nat'l Mtg Assoc 6.04 due 2/25/09          115,000       101.12    104.57      116,293      120,256       2.8%        3,962

    Fed Nat'l Mtg Assoc 5.36 due 11/29/11          75,000       101.39    104.31       76,040       78,235       1.8%        2,194

    Fed Nat'l Mtg Assoc. 5.25 1/15/09              50,000        98.31    109.41       49,156       54,703       1.3%        5,547

    Fedl Home Ln Mtg Corp Deb 5.25 1/15/06         80,000       100.40    108.63       80,317       86,900       2.0%        6,583

    Fedl Home Ln Mtg Corp Deb 5.125 10/15/08      130,000        98.69    109.06      128,297      141,782       3.3%       13,485

    Fedl Home Ln Mtg Corp Deb 5.25 due 10/25/11   100,000        98.63    100.47       98,625      100,470       2.3%        1,845

    Fedl Home Ln Mtg Corp Deb 4.5 due 1/23/06     100,000        99.71    100.15       99,713      100,150       2.3%          438

    Fedl Home Ln Mtg Corp Deb 4.0 due 1/15/07     100,000        99.93    101.54       99,925      101,540       2.4%        1,615

    Fedl Home Ln Bank Bond 5.125 9/15/03           35,000        97.67    102.69       34,185       35,941       0.8%        1,756

    Fedl Home Ln Bank Bond 5.925 due 8/14/03       40,000       100.98    102.84       40,391       41,138       1.0%          747

    Fedl Home Ln Bank Bond 5.785 4/14/08           50,000       101.84    112.38       50,920       56,188       1.3%        5,268

    Fedl Home Ln Bank Bond 5.835 7/15/08           20,000        99.99    112.81       19,998       22,563       0.5%        2,565

    Fedl Home Ln Bank Bond 5.355 1/05/09           50,000        96.95    110.06       48,475       55,032       1.3%        6,557
                                              ------------------------------------------------------------------------------------
    Fedl Home Ln Bank Bond 5.75 5/15/09            50,000       102.65    101.41       51,325       50,703       1.2%        (622)

    Fed'l Home Ln Bank Bond 5.09 due 7/30/07      150,000       100.12    100.28      150,175      150,422       3.5%          247

    Fed'l Home Ln Bank Bond 6.25 due 1/23/12      200,000       100.09    104.56      200,175      209,126       4.8%        8,951

    Fed'l Home Ln Bank Bond 5.0 due 1/22/07       125,000        99.75    100.22      124,681      125,274       2.9%          593

    Fed'l Home Ln Bank Bond 6.05 5/17/12          150,000        99.87    105.06      149,800      157,595       3.7%        7,794

    TVA Pwr Bds 1995 Ser 6.375 due 6/15/05         13,000        97.25    109.97       12,643       14,296       0.3%        1,652

                                Subtotal                                            1,890,941    1,974,657      45.8%       83,715

CORPORATE OBLIGATIONS

    American General Corp. 6.25 3/15/03            50,000       103.07    100.90       51,537       50,450       1.2%      (1,087)

    AOL Time Warner 5.625 5/1/05                   75,000        96.70    102.25       72,528       76,688       1.8%        4,160

    AOL Time Warner 6.15 5/1/07                    50,000       103.62    103.88       51,810       51,940       1.2%          130

    AT&T Corp 7.0 due 5/15/05                      50,000       105.15    106.39       52,575       53,195       1.2%          620

    Bankamerica Corp 5.875 2/15/09                 50,000        96.03    109.73       48,016       54,865       1.3%        6,849

    Bank One Corp 6.875 8/01/06                    40,000       103.58    112.41       41,432       44,964       1.0%        3,532

    Capital One Bank 6.62 8/4/03                  100,000       102.50     98.88      102,500       98,880       2.3%      (3,620)

    CP&L Energy 5.95 3/01/09                       50,000        98.14    108.85       49,071       54,425       1.3%        5,355

    Chase Manhattan Corp 6.0 due 2/15/09           50,000        98.31    105.33       49,156       52,665       1.2%        3,509

    Columbia/HCA Healthcare 6.87 due 9/15/03       30,000        98.63    102.12       29,588       30,636       0.7%        1,049

    CIT Group 7.375 3/15/03                        75,000       101.00    100.97       75,750       75,728       1.8%         (23)
                                              ------------------------------------------------------------------------------------
    CIT Group 6.5 2/7/06                          100,000       103.03    105.31      103,025      105,310       2.4%        2,285

    Disney 4.875 7/2/04                            50,000       102.08    102.90       51,040       51,450       1.2%          410
                                              ------------------------------------------------------------------------------------
    Eastman Kodak 6.375 6/15/06                   100,000       102.73    108.14      102,728      108,140       2.5%        5,412

    Ford Motor Cr 6.0 due 1/14/03                  80,000       102.84    100.03       82,268       80,024       1.9%      (2,244)

    Ford Motor Cr 5.75 due 2/23/04                 75,000       101.63    101.57       76,225       76,178       1.8%         (47)

    Ford Motor Cr 7.75 due 2/15/07                 75,000       136.80    136.83      102,599      102,620       2.4%           22

    GMAC 6.125 9/15/06                            150,000        99.80    101.61      149,705      152,415       3.5%        2,711

    Haliburton 6.0 8/1/06                          50,000       101.75    102.00       50,875       51,000       1.2%          125

    Hertz Corp 6.625 5/15/08                       50,000       101.40     95.15       50,698       47,575       1.1%      (3,123)

    Household Finl. Corp 5.875 2/1/09              50,000       101.08    102.64       50,542       51,320       1.2%          778

    Household Finl. Corp 5.75 1/30/07              50,000       100.83    104.66       50,413       52,330       1.2%        1,918

    Lehman Brothers 6.625 due 2/05/06              50,000        97.07    108.94       48,534       54,470       1.3%        5,937

    Lehman Brothers 6.625 due 4/01/04              50,000        98.29    105.42       49,147       52,710       1.2%        3,564

    Mellon Financial Co. 6.0 due 3/01/04           40,000       100.09    104.81       40,036       41,924       1.0%        1,888

    Merrill Lynch & Co Nts 6.0 due 2/17/09         40,000        92.72    108.65       37,089       43,460       1.0%        6,372

    Motorola Inc Note 5.8 10/15/08                 40,000        90.24     96.62       36,095       38,648       0.9%        2,554

    Morgan Stanley Nts 5.625 due 1/20/04           50,000        99.72    104.02       49,859       52,010       1.2%        2,151

    Sears Accept Corp  6.92 due 6/17/04            40,000       104.80    101.76       41,920       40,704       0.9%      (1,216)

    Sears Accept Corp  7.0 6/15/07                200,000       103.50    101.06      207,005      202,120       4.7%      (4,885)

    TCI Comm Inc 6.375 5/01/03                     35,000        98.73    100.00       34,557       35,000       0.8%          443


                                Subtotal                                            2,038,319    2,083,843      48.3%       45,525

                                                                                  ================================================
                                                                TOTALS              4,178,311    4,314,469       100%      136,159

    Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

Breakdown By General Asset Type

    Cash & Equivalents = 4%
    US Treasury & Gov't Agency = 48%
    Corporate Bonds = 48%

Breakdown by General Rating

    AAA Rated = 52%
    AA Rated = 4%
    A Rated = 28%
    BBB Rated = 16%

LONG TERM BOND FUND Portfolio Valuation Date 12/31/2002

                                                SHARES OR
                                                PRINCIPAL                                                               UNREALIZED
     POSITION                                      AMOUNT    UNIT COST     PRICE         COST        VALUE    PERCENT  GAIN/ LOSS)
     --------                                      ------    ---------     -----         ----        -----    -------  -----------
   CASH & EQUIVALENTS                             117,521         1.00      1.00      117,521      117,521       7.3%            0
                                              ------------------------------------------------------------------------------------
Subtotal                                                                              117,521      117,521       7.3%            0
   US TREASURY OBLIGATIONS

    US Treasury Bond 7.25 due 5/15/16              75,000       105.59    128.06       79,194       96,047       5.9%       16,853

    US Treasury Bond 7.25 due 8/15/22              20,000       100.81    130.16       20,163       26,031       1.6%        5,869

    US Treasury Bond 6.25 due 8/15/23              35,000       101.94    117.50       35,680       41,125       2.5%        5,444

Subtotal                                                                              135,036      163,203      10.1%       28,166
   GOVERNMENT AGENCY OBLIGATIONS
                                              ------------------------------------------------------------------------------------
    Fedl Home Ln Bank Bond 5.73 due 9/04/08        25,000        92.56    112.22       23,141       28,055       1.7%        4,914

    Fed'l Home Ln Bank 6.5 due 5/10/17             25,001       280.02    298.45       70,007       74,616       4.6%        4,608

    Fed'l Home Ln Bank 6.65 due 5/22/17            25,002       159.85    162.79       39,965       40,700       2.5%          735

    Fedl Home Ln Mtg Corp 6.0 due 6/15/11 NC       75,000       102.88    113.25       77,162       84,938       5.3%        7,775

    Fedl Home Ln Mtg Corp 6.42 due 8/19/13         30,000       101.26    102.97       30,379       30,891       1.9%          512

    Fedl Home Ln Mtg Corp 6.875 due 9/15/10        20,000       102.88    119.28       20,576       23,856       1.5%        3,280

    Fedl Home Ln Mtg Corp 6.35 due 4/16/14         20,000       100.13    101.31       20,027       20,263       1.3%          236

    Fedl Home Ln Mtg Corp 4.5 due 1/23/06          30,000        99.81    100.15       29,943       30,045       1.9%          103

    Fedl Home Ln Mtg Corp 6.15 due 10/03/12        60,000       100.69    103.28       60,415       61,969       3.8%        1,554

    Fed'l Home Ln Mtg Corp 6.5 4/15/17             50,000        99.28    101.18       49,638       50,590       3.1%          953

    Fedl Farm Cred Bk 4.97 9/16/15                100,000       101.74    103.44      101,738      103,438       6.4%        1,700

    Fedl Farm Cred Bk 6.9 due 9/08/15 NC           40,000       101.95    122.14       40,780       48,856       3.0%        8,076
                                              ------------------------------------------------------------------------------------
Subtotal                                                                              563,770      598,215      37.1%       34,445
   CORPORATE OBLIGATIONS

    Arkansas Power & Lt 7.0 due 10/1/23            25,000       103.50    101.45       25,875       25,363       1.6%        (512)

    Bear Stearns Cos 7.625 due 2/01/05             40,000        99.69    110.45       39,876       44,180       2.7%        4,305

    Citigroup 7.25 due 10/01/10                    25,000       100.89    116.08       25,222       29,020       1.8%        3,798

    CIT Group 7.375 3/15/03                        50,000       101.00    100.97       50,500       50,485       3.1%         (15)

    Disney Walt 6.2 6/20/14 NC                     45,000       102.16    107.29       45,970       48,281       3.0%        2,310

    Ford Motor Credit MTN 7.0 9/20/10              40,000       101.00     94.77       40,400       37,908       2.3%      (2,492)

    Ford Motor Credit MTN 6.7 7/16/04              50,000       102.15    101.88       51,075       50,940       3.2%        (135)

    GMAC 6.875 due 9/15/11                         40,000        99.76     99.72       39,905       39,888       2.5%         (17)

    Gen Mtrs Accpt Corp Nts 7.1 due 3/15/06        20,000        99.31    104.11       19,861       20,822       1.3%          961

    Lehman Bros. Holdings 7.0 due 5/12/14          35,000        93.99    104.97       32,896       36,740       2.3%        3,844

    Merrill Lynch 6.33 due 2/25/14                 50,000        99.40    100.55       49,700       50,275       2.3%          575

    National City Corp 6.875 05/15/19              80,000       103.55    108.76       82,839       87,008       3.1%        4,169

    NY Telephone Co. 7.0 6/15/13                   30,000       103.34    113.26       31,003       33,978       5.4%        2,975

    Sears Roebuk Acc 6.7 4/15/12                   50,000        97.09     94.92       48,543       47,460       2.1%      (1,083)

    United Technology Corp 6.1 5/15/12             35,000       101.27    111.81       35,445       39,134       2.1%        3,689

    Time Warner 6.875 6/15/18                      50,000        98.66     99.98       49,329       49,990       2.9%          662

    Xerox Credit Corp MTN 6.5 due 1/28/13          30,000       100.00     67.62       30,000       20,286       1.3%      (9,714)

    Xerox Credit Corp MTN 6.5 due 2/11/13          35,000       100.00     67.62       35,000       23,667       1.5%     (11,333)
                                              ------------------------------------------------------------------------------------
Subtotal
                                                                                      733,438      735,423      45.6%        1,987

                                                                              ====================================================
                                                               TOTALS             1,549,766    1,614,363         100%       64,598

    Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.


Breakdown By General Asset Type

    Cash & Equivalents = 7%
    US Treasury & Gov't Agency = 47%
    Corporate Bonds = 46%

Breakdown by General Rating

    AAA Rated = 53%
    AA Rated = 5%
    A Rated = 23%
    BBB Rated = 16%
    BB Rated = 3%

    LARGER COMPANY STOCK FUND Portfolio Valuation Date 12/31/02

                                                                                                                        UNREALIZED
                                                                                                                             GAIN/
              POSITION                             SHARES    UNIT COST     PRICE         COST        VALUE    PERCENT       (LOSS)
    CASH & EQUIVALENTS

           ProFunds Money Mkt                     135,802         1.00      1.00      135,802      135,802       5.0%            0

           Trust Co. STAAR Accessor US Gov't        9,583         1.00      1.00        9,583        9,583       0.3%            0
                                                  ----------------------------------------------------------------------------------
    SUBTOTAL                                                                          145,385      145,385       5.3%            0

    U.S. LARGER CO. STOCK FUNDS

           Bear Stearns Insider Select A            9,747        15.05     12.97      146,658      126,412       4.6%     (20,245)

           Bear Stearns S&P Stars A                 7,897        30.08     16.24      237,543      128,243       4.7%    (109,300)

           Dodge & Cox Stock Fund                     754        87.17     88.05       65,728       66,393       2.4%          666

           Fundamental Investors Fund              16,682        29.48     22.23      491,708      370,837      13.5%    (120,871)

           Janus Twenty                               855        83.06     29.01       71,000       24,798       0.9%     (46,202)

           Mairs & Power Growth Fund                9,213        43.91     49.26      404,521      453,854      16.6%       49,333

           Parnassus Inc Equity Inc.                3,036        21.55     21.20       65,447       64,371       2.4%      (1,076)

           Putnam Fund For Growth & Income         23,337        18.43     14.14      430,074      329,981      12.0%    (100,092)

           Putnam Investors A                      12,601        13.36      8.80      168,325      110,888       4.0%     (57,437)

           Torray Fund                             11,533        37.75     32.24      435,306      371,815      13.6%     (63,490)

           Washington Mutual Investors Fund         8,943        28.52     23.51      255,102      210,257       7.7%     (44,844)
                                                  --------------------------------------------------------------------------------
    SUBTOTAL                                                                        2,771,411    2,257,850      82.4%    (513,560)

    U.S. MID-CAP LARGER CO. STOCK FUNDS

           Calamos Growth A                           939        31.95     31.46       30,000       29,540       1.1%        (460)

           Franklin Rising Dividends               12,302        24.54     24.14      301,902      296,971      10.8%      (4,931)

           Navellier MidCap Growth                    541        18.47     17.34       10,000        9,388       0.3%        (612)
                                                  --------------------------------------------------------------------------------
    SUBTOTAL                                                                          341,902      335,899      12.3%      (6,003)

                                                                                  ================================================
                                                                                    3,258,698    2,739,135       100%    (519,563)

    Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

Breakdown By General Asset Type (Includes estimated cash positions of mutual funds owned by the Fund)

    Cash & Equivalents = 8%
    Domestic Stock = 87%
    Foreign Stock = 3%
    Bonds = 1%
    Other = 1%

Breakdown by Management Style

    Large Cap Growth = 6%
    Large Cap Value = 40%
    Large Cap Blend = 37%
    Larger Mid Cap Growth = 1%
    Larger Mid Cap Value = 0%
    Larger Mid Cap Blend = 11%
    Cash Equiv. = 5% (Does not include cash in underlying funds)

    SMALLER COMPANY STOCK FUND Portfolio Valuation 12/31/02

                                                                                                                         UNREALIZED
                                                                                                                              GAIN/
                     POSITION                        SHARES   UNIT COST       PRICE        COST      VALUE     PERCENT       (LOSS)
                     --------                        ------   ---------       -----        ----      -----     -------   ----------
   CASH & EQUIVALENTS

         ProFunds Money Market SRV               164,937.94        1.00        1.00     164,938    164,938        6.3%            0

         Trust Co. STAAR Accessor US Gov't         2,746.77        1.00        1.00       2,747      2,747        0.1%            0
                                                 -----------------------------------------------------------------------------------
   Subtotal                                                                             167,685    167,685        6.4%            0

   U.S. SMALLER MID-CAP STOCK MUTUAL FUNDS

          FAM Value                                1,794.91       33.97       33.69      60,969     60,470        2.3%        (498)

          Hennessy Cornerstone Growth              6,031.93       13.73       13.27      82,821     80,044        3.1%      (2,777)

          Liberty Acorn Z Fund                    29,670.31       17.18       15.50     509,818    459,890       17.6%     (49,928)

          Putnam Capital Opportunities Fund A     45,223.02        9.49        7.62     429,181    344,599       13.2%     (84,581)

          T Rowe Price New Horizons Fund          13,458.06       24.68       16.61     332,102    223,538        8.6%    (108,563)
                                                 -----------------------------------------------------------------------------------
   Subtotal                                                                           1,414,890  1,168,542       44.7%    (246,349)

   U.S. SMALL CO. STOCK MUTUAL FUNDS

          Franklin SmallCap Value A                8,767.29       23.36       23.04     204,769    201,998        7.7%      (2,771)

          Royce Opportunity Fund                  41,897.23        7.69        7.37     322,328    308,783       11.8%     (13,545)

          RS Smaller Co. Growth Fund               4,240.93       25.19       12.79     106,843     54,242        2.1%     (52,602)

          Value Line Emerging Opps                 3,746.85       17.51       16.88      65,594     63,247        2.4%      (2,347)

          Wasatch Small Cap Value                  1,466.28        3.41        3.43       5,000      5,029        0.2%           29
                                                 -----------------------------------------------------------------------------------
   Subtotal                                                                             704,535    633,299       24.3%     (71,236)

   U.S. MICROCAP STOCK MUTUAL FUNDS

          Franklin MicroCap Value                 21,628.63       20.00       24.20     432,618    523,413       20.0%       90,795

          Oberweis MicroCap                        8,553.10       14.03       13.86     120,000    118,546        4.5%      (1,454)
                                                 -----------------------------------------------------------------------------------
   Subtotal                                                                             552,618    641,959       24.6%       89,341

                                                                                    ================================================
            TOTALS                                                                    2,839,728  2,611,484      100.0%    (228,244)




    Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

Breakdown By General Asset Type (Includes estimated cash positions of mutual funds owned by the Fund)

    Cash & Equivalents = 11%
    Domestic Stock = 85%
    Foreign Stock = 2%
    Bonds = 0%
    Other = 1%

Breakdown by Management Style

    Small Cap Growth = 4%
    Small Cap Value = 0%
    Small Cap Blend = 20%
    Smaller Mid Cap Growth = 26%
    Smaller Mid Cap Value = 0%
    Smaller Mid Cap Blend = 19%
    Micro Cap Growth = 5%
    Micro Cap Value = 20%
    Micro Cap Blend = 0%
    Cash equiv. = 6%  (Does not include cash in underlying funds)

         INTERNATIONAL FUND Portfolio Valuation Date 12/31/02

                                                                                                                        UNREALIZED
                                                                                                                        ----------
                                                                                                                          GAIN/
                                                                                                                          -----
                       POSITION                        SHARES  UNIT COST     PRICE       COST       VALUE     PERCENT      (LOSS)
                       --------                        ------  ---------     -----       ----       -----     -------      ------
   CASH & EQUIVALENTS

          Trust Company STAAR Accessor US Gov't      46,685.87      1.00        1.00     46,686      46,686       2.4%            0

   Subtotal                                         153,074.00      1.00        1.00    153,074     153,074       7.9%            0
                                                    --------------------------------------------------------------------------------
   INTERNATIONAL STOCK MUTUAL FUNDS                                                     199,760     199,760      10.4%            0
          AF Europacific Fund

          CS International Focus Fund                2,733.27      21.63       14.78     59,129      40,398       2.1%     (18,731)

          Harbor International                      12,381.23      31.90       26.87    394,958     332,684      17.3%     (62,275)

          Marsico International Opportunities       10,659.87      22.54       19.47    240,308     207,548      10.8%     (32,760)

          Putnam International Growth A              9,550.62      33.90       20.69    323,735     197,603      10.3%    (126,132)

          Putnam International Voyager A            18,753.12      20.32       19.82    381,012     371,687      19.3%      (9,326)

          T Rowe Price International Fund            8,289.02      13.72       10.99    113,714      91,096       4.7%     (22,618)

          Templeton Foreign Fund A                  15,136.90       9.89        9.25    149,729     140,016       7.3%      (9,713)

   Subtotal                                          9,972.72      20.58       11.92    205,199     118,875       6.2%     (86,324)
                                                    --------------------------------------------------------------------------------
   DEVELOPING MARKETS MUTUAL FUNDS                                                    1,867,785   1,499,906      77.8%    (367,879)
          Dreyfus Premier Emerging A

          Templeton Developing Markets Trust A       1,354.18      22.15       13.83     30,000      18,728       1.0%     (11,272)

   Subtotal                                         21,190.45      13.52        9.88    286,578     209,362      10.9%     (77,216)
                                                    --------------------------------------------------------------------------------
                                                                                        316,578     228,090      11.8%     (88,488)
                                                                                     ===============================================
            TOTALS                                                                    2,122,297   1,676,165      93.9%    (446,718)


    Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

Breakdown By General Asset Type (Includes estimated cash positions of mutual funds owned by the Fund)

Cash & Equivalents = 12%
Domestic Stock = 1%
Foreign Stock = 69%
Foreign Emerging Markets Stock = 16%
Bonds = 1%
Other = 1%

Breakdown by Management Style

    Large Cap Growth = 10%
    Large Cap Value = 12%
    Large Cap Blend = 46%
    Mid Cap Growth = 0%
    Mid Cap Value = 29%
    Mid Cap Blend = 0%
    Cash Equiv. = 3% (Does not include cash in underlying funds)

ALTCAT FUND Portfolio Valuation 12/31/02

                                                                                                                         UNREALIZED
                                                                                                                         ----------
                                                                     UNIT                                                    GAIN/
                                                                     ----                                                    -----
                                          POSITION     SHARES        COST       PRICE       COST       VALUE    PERCENT      (LOSS)
                                          --------     ------        ----       -----       ----       -----    -------      ------
        CASH & EQUIVALENTS

          ProFunds Money Market SRV                    23,281        1.00        1.00     23,281      23,281       2.2%           0

          Trust Company STAAR Accsessor US Gov't      153,832        1.00        1.00    153,832     153,832      14.2%           0
                                                   ---------------------------------------------------------------------------------
                              Subtotal                                                   177,113     177,113      16.4%           0
   US LARGER MID-CAP STOCK MUTUAL FUNDS

          Muhlenkamp Fund                               2,816       45.39       42.89    127,829     120,777      11.2%     (7,052)
                                                   ---------------------------------------------------------------------------------
                              Subtotal                                                   127,829     120,777      11.2%     (7,052)
   GLOBAL STOCK MUTUAL FUNDS

          Franklin Mutual Series Discovery Fund A       4,746       19.25       16.06     91,391      76,228       7.1%    (15,163)

         SmallCap World Fund A                          4,061       32.48       17.82    131,920      72,369       6.7%    (59,551)
                                                   ---------------------------------------------------------------------------------
                              Subtotal                                                   223,311     148,597      13.8%    (74,715)
   ALTERNATIVE CATEGORIES

          Franklin BioTech Discovery Fund A             1,025       63.62       33.39     65,203      34,220       3.2%    (30,982)

          Franklin Gold & Prec Metals Fund A            1,497       11.42       13.10     17,098      19,612       1.8%       2,514

          Franklin Real Estate Securities Fund A        5,336       15.96       16.12     85,155      86,018       8.0%         864

          Franklin Natural Resources Fund A             8,193       15.97       14.36    130,817     117,657      10.9%    (13,159)

          Ivy Pacific Opportunities Fund A             13,747        8.08        5.96    111,123      81,930       7.6%    (29,193)

          Templeton Latin America Fund                  8,835       10.82        8.21     95,592      72,534       6.7%    (23,058)

          Vanguard Energy                               3,956       24.22       23.20     95,816      91,779       8.5%     (4,037)

          Vanguard Health Care                            768       92.63       96.16     71,138      73,848       6.8%       2,709

          Live Oak Health Sciences                        619        8.08        7.44      5,000       4,604       0.4%       (396)

          Oppenheimer Real Asset A                        736        6.79        6.57      5,000       4,838       0.4%       (162)

          Light Revolution Fund                         5,261       10.49        6.27     55,199      32,987       3.1%    (22,212)

          Invesco Technology A                            806       41.31       17.19     33,293      13,854       1.3%    (19,439)
                                                   ---------------------------------------------------------------------------------
                              Subtotal                                                   770,434     633,881      58.7%   (136,553)

                                                                                      ==============================================
            TOTALS                                                                     1,298,687   1,080,367     100.0%   (218,320)

    Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

Breakdown By General Asset Type (Includes estimated cash positions of mutual funds owned by the Fund)

    Cash & Equivalents = 21%
    US Flexibly managed = 11%
    Global fexibly Managed = 5%
    Global smaller Cos. = 6%
    Pacific Rim/China = 8%
    Latin America = 7%
    Energy/Natural Resources = 17%
    Prec. Metals/Mining = 2%
    Real Estate & Related = 8%
    Health Care = 6%
    Technology = 4%
    Biotech = 3%
    Other = 1%

Breakdown by Management Style

    Large Cap Growth = 12%
    Large Cap Value = 16%
    Large Cap Blend = 8%
    Mid Cap Growth = 5%
    Mid Cap Value = 15%
    Mid Cap Blend = 21%
    Small Cap Growth = 7%
    Cash Equiv. = 16% (Does not include cash in underlying funds)

Page 11
STAAR Investment Trust Financial Statements

                        STATEMENT OF ASSETS & LIABILITIES
                                DECEMBER 31, 2002

                                                                IBF         LTBF       LCSF         SCSF       INTF         ACF
                           ASSETS
                           ------
Investments in Securities at Value Identified                 4,314,473   1,614,364   2,736,587   2,609,082   1,674,636   1,079,504
Cash (not including money market funds)                               0           0           0           0           0           0
Interest Receivable                                              66,996      17,525          14          12          40         142
                                                             -----------------------------------------------------------------------
                                                 Total Assets 4,381,469   1,631,889   2,736,601   2,609,094   1,674,676   1,079,646
                                                             -----------------------------------------------------------------------

                         LIABILITIES
                         -----------
Accounts Payable for Securities                                       0           0           0           0           0           0
Accounts Payable - Sr. Long-term Debt                                 0           0           0           0           0           0
Accounts Payable- Other (incl. Advisor, TTEE, 12b-1 Fees)         3,816       1,429       2,558       2,418       1,567       1,007
                                                             -----------------------------------------------------------------------
                                            Total Liabilities     3,816       1,429       2,558       2,418       1,567       1,007
                                                             -----------------------------------------------------------------------

                         NET ASSETS                           4,377,653   1,630,460   2,734,043   2,606,676   1,673,109   1,078,639
                         ----------
                                                             =======================================================================

          Shares of Beneficial Interest Outstanding             398,305     147,944     288,310     253,470     226,253     117,779
          -----------------------------------------

                  Net Asset Value Per Share                       10.99       11.02        9.49       10.29        7.40        9.17
                  -------------------------


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                 IBF       LTBF        LCSF         SCSF       INTF        ACF
   --------------------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
                       INVESTMENT INCOME
                       -----------------
   --------------------------------------------------------------------------------------------------------------------------------
   Mutual Fund Dividends (Including Money Market Funds) and        3,959     1,364       29,517       2,701      15,959     10,370
   Net of Foreign withholding Taxes
   --------------------------------------------------------------------------------------------------------------------------------
   Interest                                                      197,137    88,189            0           0           0          0
   --------------------------------------------------------------------------------------------------------------------------------
                                                Total Income     201,096    89,553       29,517       2,701      15,959     10,370
   ---------------------------------------------------------=======================================================================

   --------------------------------------------------------------------------------------------------------------------------------
                           EXPENSES
                           --------
   --------------------------------------------------------------------------------------------------------------------------------
   Advisory Fees                                                  24,021    10,531       26,186      26,582      17,172     10,219
   --------------------------------------------------------------------------------------------------------------------------------
   Custodian fees                                                  4,836     1,872        4,430       4,419       2,894      1,685
   --------------------------------------------------------------------------------------------------------------------------------
   Printing                                                          585       226          536         534         350        204
   --------------------------------------------------------------------------------------------------------------------------------
   Directors Fees                                                  1,042       403          954         952         623        363
   --------------------------------------------------------------------------------------------------------------------------------
   Registration Fees                                                 718       278          657         656         429        250
   --------------------------------------------------------------------------------------------------------------------------------
   Taxes                                                             198        77          181         181         119         69
   --------------------------------------------------------------------------------------------------------------------------------
   Bookkeeping Fees                                                7,133     2,761        6,533       6,518       4,268      2,486
   --------------------------------------------------------------------------------------------------------------------------------
   Auditing Fees                                                   3,703     1,433        3,392       3,384       2,216      1,290
   --------------------------------------------------------------------------------------------------------------------------------
   Legal                                                           1,858       719        1,702       1,698       1,112        647
   --------------------------------------------------------------------------------------------------------------------------------
   Insurance (Include in Other for NSAR)                           2,264       876        2,074       2,069       1,355        789
   --------------------------------------------------------------------------------------------------------------------------------
   Marketing Distribs: 12-b-1                                      9,501     3,677        7,307       7,367       4,759      2,836
   --------------------------------------------------------------------------------------------------------------------------------
   Other                                                           1,528       591        1,399       1,396         914        532
   --------------------------------------------------------------------------------------------------------------------------------
                                              Total Expenses      57,387    23,444       55,350      55,758      36,211     21,371
   ---------------------------------------------------------=======================================================================

   --------------------------------------------------------------------------------------------------------------------------------
                                       Net Investment Income     143,709    66,109     (25,833)    (53,056)    (20,252)   (11,001)
                                       ---------------------
   ---------------------------------------------------------=======================================================================

   --------------------------------------------------------------------------------------------------------------------------------
   REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS
   -------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------
   Realized Long & Short Term Capital Gains / (Losses)             5,008  (22,734)     (79,193)   (110,086)   (292,342)   (31,534)
   --------------------------------------------------------------------------------------------------------------------------------
   Unrealized Appreciation (Depreciation) during Period          116,946    81,709    (486,178)   (417,644)      10,235  (154,994)
   --------------------------------------------------------------------------------------------------------------------------------
   Net Realized & Unrealized Appreciation (Depreciation)         121,954    58,975    (565,371)   (527,730)   (282,107)  (186,528)
   --------------------------------------------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE/(DEC.) IN NET ASSETS FROM OPERATIONS             265,663   125,084    (591,205)   (580,786)   (302,359)  (197,529)
   -------------------------------------------------
   --------------------------------------------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------------------------------------------

    NOTE: The accompanying notes are an integral part of these financial statements.

            STAAR INVESTMENT TRUST STATEMENT OF CHANGES IN NET ASSETS

                                          IBF         LTBF        LCSF        SCSF        INTF         ACF

                                          YEAR        YEAR         YEAR        YEAR        YEAR        YEAR
                                         ENDED       ENDED        ENDED       ENDED       ENDED       ENDED
                                        12/31/02    12/31/02    12/31/02     12/31/02    12/31/02    12/31/02
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net                 143,709     66,109     (25,834)     (53,056)    (20,252)    (11,001)
  Net realized gain (loss) on
Investments                                 5,008   (22,734)     (79,193)    (110,086)   (292,342)    (31,534)
 Unrealized Appreciation
(depreciation) of investments             116,946     81,709    (486,178)    (417,644)      10,235   (154,994)
 Net increase (decrease) in net
 Assets resulting From operations         265,663    125,084    (591,205)    (580,786)   (302,359)   (197,529)

Distributions to Shareholders from:
  Investment income                     (126,071)   (65,331)            0            0           0           0
 Realized long term Gains                      0           0            0            0           0           0
 Total distributions                    (126,071)   (65,331)            0            0           0           0

 Capital share Transactions (Note 3)
       Purchases                        2,164,311    612,446      838,044      643,364     376,886     285,639
       Redemptions                      (920,133)  (333,701)    (353,477)    (501,485)   (324,689)   (102,938)
       Reinvestment of dividends          125,615     64,921            0            0           0           0
Net increase in net Assets resulting
From capital share Transactions         1,369,793    343,666      484,567      141,879      52,197     182,701

 Net assets Beginning of period         2,868,288   1,227,041   2,843,227    3,047,987   1,924,798   1,094,331
 Net assets End of period               4,377,653   1,630,460   2,736,589    2,609,080   1,674,636   1,079,503
 Total increase in Net assets           1,509,365    403,419    (106,638)    (438,907)   (250,162)    (14,828)


                             STATEMENT OF CASH FLOWS

                                                       IBF         LTBF          LCSF         SCSF          INTF          ACF
----------------------------------------------------------------------------------------------------------------------------------
         CASH PROVIDED (USED) BY
         -----------------------
          OPERATING ACTIVITIES
          --------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations             265,663      125,084     (591,205)    (580,786)     (302,359)    (197,529)
----------------------------------------------------------------------------------------------------------------------------------
Adjustments Required to reconcile to net assets
provided by operating activities
----------------------------------------------------------------------------------------------------------------------------------
    Unrealized (Appreciation) Depreciation of        (116,946)     (81,709)       486,178      417,644      (10,235)      154,994
Investments
----------------------------------------------------------------------------------------------------------------------------------
    (Increase) Decrease in Interest Receivable        (26,545)      (1,378)           306          228           107         (10)
----------------------------------------------------------------------------------------------------------------------------------
Increase/(Decrease) in Advisory/TTEE/12b-1 Fees
Payable                                                    770         (39)       (1,959)      (2,356)       (1,538)        (680)
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Accts. Payable - Instruments
Purch./Other                                                 0            0             0            0             0            0
---------------------------------------------------===============================================================================

----------------------------------------------------------------------------------------------------------------------------------
Net Cash Provided by Operating Activities              122,942       41,958     (106,680)    (165,270)     (314,025)     (43,225)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
      CASH USED BY INVESTMENT ACTIVITIES
      ----------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Investments Purchased                              (2,351,193)    (580,605)   (1,270,668)  (1,098,212)     (457,840)    (318,339)
----------------------------------------------------------------------------------------------------------------------------------
Sales or Redemptions                                   820,219      289,745       704,326      969,328       567,859      211,027
---------------------------------------------------===============================================================================
Net Used by Investment Activities                  (1,530,974)    (290,860)     (566,342)    (128,884)       110,019    (107,312)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
     CASH PROVIDED BY FINANCING ACTIVITIES
     -------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Shareholder Contributions                            2,164,291      612,446       838,044      643,364       376,886      285,639
----------------------------------------------------------------------------------------------------------------------------------
Shareholder Redemptions (including amounts           (920,133)    (333,701)     (353,477)    (501,485)     (324,689)    (102,938)
re-invested in other Trust portfolios)
----------------------------------------------------------------------------------------------------------------------------------
Diistributions Declared                              (126,071)     (65,331)             0            0             0            0
----------------------------------------------------------------------------------------------------------------------------------
Distributions Reinvested By Shareholders               125,615       64,921             0            0             0            0
---------------------------------------------------===============================================================================

----------------------------------------------------------------------------------------------------------------------------------
Net Cash Provided by Financing Activities            1,243,702      278,335       484,567      141,879        52,197      182,701
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------===============================================================================
   INCREASE/(DECREASE) IN CASH DURING PERIOD         (164,330)       29,433     (188,455)    (152,275)     (151,810)       32,163
   -----------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Cash Balance - Beginning of Period (without            343,934       88,088       333,840      319,960       199,760      144,949
accruals)
----------------------------------------------------------------------------------------------------------------------------------
Cash Balance - End of Period (without accruals)        179,604      117,521       145,385      167,685        47,950      177,112
----------------------------------------------------------------------------------------------------------------------------------


    NOTE: The accompanying notes are an integral part of these financial statements.

                             STAAR INVESTMENT TRUST
         SUPPLEMENTARY INFORMATION -- SELECTED PER SHARE DATA AND RATIOS
               Period from May 28, 1997 through December 31. 2002

---------------------------------------------------------------------------------------------------------------
                                                                           IBF
PER SHARE DATA                               1/1/02 -    1/1/01    1/1/00 -    1/1/99-    1/1/98-   5/28/97-
--------------                               --------    ------    --------    -------    -------   --------
                                             12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                                             --------   --------   --------   --------   --------   --------
Net Asset Value Beginning Of Period              10.59      10.29       9.96      10.45      10.22      $9.97
                                             ------------------------------------------------------------------

Net Investment Income                             0.41       0.52       0.55       0.54       0.57       0.33
Net Realized & Unrealized Gains                   0.35       0.26       0.32      -0.55       0.19       0.21
                                             ------------------------------------------------------------------
Total Income from Operations                      0.76       0.78       0.87      -0.01       0.76       0.54

Distributions from Net Investment Income         -0.35      -0.46      -0.54      -0.48      -0.51      -0.28
Distributions from Net Realized Gains            -0.01      -0.02          0          0      -0.02      -0.01
                                             ------------------------------------------------------------------
Total Distributions to Shareholders              -0.36      -0.48      -0.54      -0.48      -0.53      -0.29

Net Asset Value End of Period                    10.99      10.59      10.29       9.96      10.45     $10.22
                                             ==================================================================

---------------------------------------------------------------------------------------------------------------
Total Return                                     7.19%      7.56%      9.06%     -0.14%      7.41%      6.44%
===============================================================================================================

RATIOS
------
Expenses to Avg. Net Assets*                     1.51%      0.72%      0.72%      0.72%      0.58%      0.58%
Net Investment Income to Avg. Net Assets         3.79%      4.95%      5.49%      5.28%      5.48%      3.26%
Portfolio Turnover Rate                         21.60%     33.76%     14.77%     11.85%     22.54%      6.78%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                   4,378      2,868      1,564      1,574      1,154        622
                                             ==================================================================
           Such ratios are after effect of     2002       2001       2000       1999       1998       1997
                                               ----       ----       ----       ----       ----       ----
         Advisory fees waived of:               $0.00%     $0.00%     $0.00%     $0.00%     $0.13%     $0.13%
                                             ------------------------------------------------------------------

                                             ------------------------------------------------------------------
                                                                           SCSF
PER SHARE DATA                               1/1/02 -    1/1/01    1/1/00 -    1/1/99-    1/1/98-   5/28/97-
--------------                               --------    ------    --------    -------    -------   --------
                                             12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                                             --------   --------   --------   --------   --------   --------

Net Asset Value Beginning Of Period              12.47      12.54      13.86      11.45      11.45      10.32
                                             ------------------------------------------------------------------

Net Investment Income                            -0.21       -0.1      -0.09      -0.09      -0.05      -0.02
Net Realized & Unrealized Gains                  -1.97       0.21       0.28       3.61       0.38       1.47
                                             ------------------------------------------------------------------
Total Income from Operations                     -2.18       0.11       0.19       3.52       0.33       1.45

Distributions from Net Investment Income             0          0          0          0          0          0
Distributions from Net Realized Gains                0      -0.18      -1.51      -1.11      -0.33      -0.32
                                             ------------------------------------------------------------------
Total Distributions to Shareholders                  0      -0.18      -1.51      -1.11      -0.33      -0.32

Net Asset Value End of Period                    10.29      12.47      12.54      13.86      11.45      11.45
                                             ==================================================================

---------------------------------------------------------------------------------------------------------------
Total Return                                   -17.45%      0.85%      1.08%     30.78%      2.89%     13.92%
===============================================================================================================

RATIOS
------
Expenses to Avg. Net Assets*                     1.90%      0.99%      0.99%      0.99%      0.99%      1.01%
Net Investment Income to Avg. Net Assets        -1.80%     -0.81%     -0.59%     -0.73%     -0.47%     -0.22%
Portfolio Turnover Rate                         32.79%      4.31%      4.05%     33.53%      6.45%      4.04%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                   2,607      3,048      2,669      2,279      1,612      1,177
                                             ------------------------------------------------------------------
           Such ratios are after effect of     2002       2001       2000       1999       1998       1997
                                               ----       ----       ----       ----       ----       ----
         Advisory fees waived of:               $0.00%     $0.00%     $0.00%     $0.00%     $0.00%     $0.00%
                                             ------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                                                                           LTBF
PER SHARE DATA                               1/1/02 -    1/1/01    1/1/00 -    1/1/99-    1/1/98-   5/28/97-
--------------                               --------    ------    --------    -------    -------   --------
                                             12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                                             --------   --------   --------   --------   --------   --------
Net Asset Value Beginning Of Period              10.62      10.43      10.09      11.16      10.81     $10.07
                                             ------------------------------------------------------------------

Net Investment Income                             0.48       0.61       0.62        0.6       0.63       0.37
Net Realized & Unrealized Gains                    0.4       0.17       0.31       -1.1        0.3       0.78
                                             ------------------------------------------------------------------
Total Income from Operations                      0.88       0.78       0.93       -0.5       0.93       1.15

Distributions from Net Investment Income         -0.48      -0.58      -0.59      -0.56      -0.58      -0.41
Distributions from Net Realized Gains                0      -0.01          0      -0.01          0          0
                                             ------------------------------------------------------------------
Total Distributions to Shareholders              -0.48      -0.59      -0.59      -0.57      -0.58      -0.41

Net Asset Value End of Period                    11.02      10.62      10.43      10.09      11.16     $10.81
                                             ==================================================================

---------------------------------------------------------------------------------------------------------------
Total Return                                     8.27%      7.49%      9.37%     -4.53%      8.63%     11.41%
===============================================================================================================

RATIOS
------
Expenses to Avg. Net Assets*                     1.60%      0.81%      0.81%      0.81%      0.69%      0.70%
Net Investment Income to Avg. Net Assets         4.50%      5.73%      6.10%      5.61%      5.70%      3.54%
Portfolio Turnover Rate                         19.70%     25.23%      7.74%      4.10%      6.40%      0.00%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                   1,630      1,227        889        807        598        339
                                             ==================================================================
           Such ratios are after effect of     2002       2001       2000       1999       1998       1997
                                               ----       ----       ----       ----       ----       ----
         Advisory fees waived of:               $0.00%     $0.00%     $0.00%     $0.00%     $0.12%     $0.12%
                                             ------------------------------------------------------------------

                                             ------------------------------------------------------------------
                                                                           INTF
PER SHARE DATA                               1/1/02 -    1/1/01    1/1/00 -    1/1/99-    1/1/98-   5/28/97-
--------------                               --------    ------    --------    -------    -------   --------
                                             12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                                             --------   --------   --------   --------   --------   --------

Net Asset Value Beginning Of Period               8.64      10.48      14.08       10.6       10.5      11.73
                                             ------------------------------------------------------------------

Net Investment Income                            -0.09       0.03       0.02       0.05       0.07       0.12
Net Realized & Unrealized Gains                  -1.15      -1.84      -2.36       4.06       0.31      -0.78
                                             ------------------------------------------------------------------
Total Income from Operations                     -1.24      -1.81      -2.34       4.11       0.38      -0.66

Distributions from Net Investment Income             0      -0.03      -0.02      -0.05      -0.08       -0.1
Distributions from Net Realized Gains                0          0      -1.24      -0.58       -0.2      -0.47
                                             ------------------------------------------------------------------
Total Distributions to Shareholders                  0      -0.03      -1.26      -0.63      -0.28      -0.57

Net Asset Value End of Period                      7.4       8.64      10.48      14.08       10.6       10.5
                                             ==================================================================

---------------------------------------------------------------------------------------------------------------
Total Return                                   -14.33%    -17.23%    -16.76%     38.76%      3.64%     -5.64%
===============================================================================================================

RATIOS
------
Expenses to Avg. Net Assets*                     1.91%      0.99%      0.99%      0.99%      0.99%      0.70%
Net Investment Income to Avg. Net Assets        -1.07%      0.31%      0.15%      0.39%      0.65%      1.04%
Portfolio Turnover Rate                         24.08%     15.74%     10.81%     13.12%      2.30%      0.00%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                   1,673      1,925      2,108      2,179      1,608      1,126
                                             ------------------------------------------------------------------
           Such ratios are after effect of     2002       2001       2000       1999       1998       1997
                                               ----       ----       ----       ----       ----       ----
         Advisory fees waived of:               $0.00%     $0.00%     $0.00%     $0.00%     $0.00%     $0.35%
                                             ------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                                                                           LCSF
PER SHARE DATA                               1/1/02 -    1/1/01    1/1/00 -    1/1/99-    1/1/98-   5/28/97-
--------------                               --------    ------    --------    -------    -------   --------
                                             12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                                             --------   --------   --------   --------   --------   --------
Net Asset Value Beginning Of Period              11.58      12.85      13.98      12.99      12.16     $11.66
                                             ------------------------------------------------------------------

Net Investment Income                            -0.09      -0.01      -0.02      -0.02       0.03       0.15
Net Realized & Unrealized Gains                     -2      -1.26      -0.32       2.12       1.56       1.39
                                             ------------------------------------------------------------------
Total Income from Operations                     -2.09      -1.27      -0.34        2.1       1.59       1.54

Distributions from Net Investment Income             0          0          0          0      -0.04      -0.13
Distributions from Net Realized Gains                0          0      -0.79      -1.11      -0.72      -0.91
                                             ------------------------------------------------------------------
Total Distributions to Shareholders                  0          0      -0.79      -1.11      -0.76      -1.04

Net Asset Value End of Period                     9.49      11.58      12.85      13.98      12.99     $12.16
                                             ==================================================================

---------------------------------------------------------------------------------------------------------------
Total Return                                   -18.03%     -9.88%     -2.66%     16.13%     13.10%     13.21%
===============================================================================================================

RATIOS
------
Expenses to Avg. Net Assets*                     1.89%      0.99%      0.99%      0.99%      1.00%      0.25%
Net Investment Income to Avg. Net Assets        -0.88%     -0.11%     -0.14%     -0.13%      0.23%      1.81%
Portfolio Turnover Rate                         24.08%     16.09%     19.69%     37.02%     30.21%      7.84%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                   2,734      2,843      2,679      2,430      1,852      1,276
                                             ==================================================================
           Such ratios are after effect of     2002       2001       2000       1999       1998       1997
                                               ----       ----       ----       ----       ----       ----
         Advisory fees waived of:               $0.00%     $0.00%     $0.00%     $0.00%     $0.00%     $0.25%
                                             ------------------------------------------------------------------

                                             ------------------------------------------------------------------
                                                                            ACF
PER SHARE DATA                               1/1/02 -    1/1/01    1/1/00 -    1/1/99-    1/1/98-   5/28/97-
--------------                               --------    ------    --------    -------    -------   --------
                                             12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                                             --------   --------   --------   --------   --------   --------

Net Asset Value Beginning Of Period              10.89      12.29      12.35       9.67      10.53      10.68
                                             ------------------------------------------------------------------

Net Investment Income                             -0.1      -0.01       0.01       0.06       0.13       0.11
Net Realized & Unrealized Gains                  -1.62      -1.24       0.69       2.93      -0.73      -0.16
                                             ------------------------------------------------------------------
Total Income from Operations                     -1.72      -1.25        0.7       2.99       -0.6      -0.05

Distributions from Net Investment Income             0          0      -0.01      -0.06      -0.13      -0.09
Distributions from Net Realized Gains                0      -0.17      -0.75      -0.25      -0.13      -0.01
                                             ------------------------------------------------------------------
Total Distributions to Shareholders                  0      -0.17      -0.76      -0.31      -0.26       -0.1

Net Asset Value End of Period                     9.17      10.89      12.29      12.35       9.67      10.53
                                             ==================================================================

---------------------------------------------------------------------------------------------------------------
Total Return                                   -15.84%     -9.99%      5.46%     30.86%     -5.75%     -0.44%
===============================================================================================================

RATIOS
------
Expenses to Avg. Net Assets*                     1.88%      0.99%      0.99%      0.99%      0.99%      0.80%
Net Investment Income to Avg. Net Assets        -0.97%     -0.08%      0.04%      0.51%      1.24%      1.00%
Portfolio Turnover Rate                         18.61%      0.00%      5.11%      4.15%      0.02%      2.74%

NET ASSETS, END OF PERIOD
-------------------------
(000s omitted)                                   1,079      1,094        958        570        374        307
                                             ------------------------------------------------------------------
           Such ratios are after effect of     2002       2001       2000       1999       1998       1997
                                               ----       ----       ----       ----       ----       ----
         Advisory fees waived of:               $0.00%     $0.00%     $0.00%     $0.00%     $0.00%     $0.11%
                                             ------------------------------------------------------------------

                             STAAR INVEST MENT TRUST
                            SHAREHOLDER TRANSACTIONS

                                                    Year Ended December 31, 2002
Year Ended December 31, 2001

--------------------------------------------------------------------------------------------------------
                   DECEMBER 31,                                 REINVESTMENT

                      2000 BALANCE              SOLD            OF DIVIDENDS         REDEMPTION
--------------------------------------------------------------------------------------------------------

FUND                SHARES    AMOUNT      SHARES    AMOUNT     SHARES   AMOUNT     SHARES   AMOUNT
--------------------------------------------------------------------------------------------------------
 Intermediate
Bond                 151,988  1,546,142   144,880  1,532,623     8,440    88,838   -34,472   -353,325

Long Term
Bond                  85,266    899,236    42,037    449,826     5,078    53,629   -16,795   -172,438

Large
Company
Stock                208,459  2,515,500    57,217    674,457         0         0   -20,209   -238,546

Small
Company
Stock                212,829  2,492,355    42,049    504,603     3,218    40,123   -13,615   -163,558

International        201,042  2,268,004    40,681    386,360       861     7,446   -19,842   -180,245

Altcat fundl          77,904    903,590    27,165    301,482     1,423    15,497    -5,972    -61,346
                              ----------           ----------          ----------          -----------

                              10,624,827           3,849,351             205,533           -1,169,458
--------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                    DECEMBER 31,                              REINVESTMENT                             DECEMBER 31,

                    2001 BALANCE              SOLD            OF DIVIDENDS         REDEMPTION          2002 BALANCE
------------------------------------------------------------------------------------------------------------------------

FUND               SHARES    AMOUNT     SHARES    AMOUNT     SHARES   AMOUNT     SHARES   AMOUNT     SHARES   AMOUNT
------------------------------------------------------------------------------------------------------------------------
 Intermediate
Bond               270,836  2,814,278   202,016  2,164,291    11,663   125,615   -86,210  -920,133   398,305  4,184,051

Long Term
Bond               115,586  1,230,253    57,399    612,446     6,030    64,921   -31,071  -333,701   147,944  1,573,919

Large
Company
Stock              245,467  2,951,411    76,874    838,044         0         0   -34,032  -353,477   288,310  3,435,978

Small
Company
Stock              244,481  2,873,523    54,033    643,364         0         0   -45,044  -501,485   253,470  3,015,402

International      222,742  2,481,565    44,813    376,886         0         0   -41,302  -324,689   226,253  2,533,763

Altcat fundl       100,521  1,159,223    27,286    285,639         0         0   -10,029  -102,938   117,779  1,341,924
                            ----------           ----------          ----------          ----------          -----------

                            13,510,253           4,920,671             190,536           -2,536,423          16,085,037
------------------------------------------------------------------------------------------------------------------------

                             STAAR INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

    NOTE 1 - ORGANIZATION AND PURPOSE

    Staar Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to Staar Investment Trust in September, 1998.

    The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

    NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

                           Staar Intermediate Bond Fund
                           Staar Long-Term Bond Fund
                           Staar Larger Company Stock Fund
                           Staar Smaller Company Stock Fund
                           Staar International Fund
                           Staar Alternative Categories Fund

    Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds) as well as closed-end funds and individual securities.

    Security Valuation - Net Asset Value for each portfolio is computed as of the close of business on each business day. New investments received during that day purchase shares of beneficial interest based upon the end-of-day Net Asset Value per share. Included in the end-of-day net assets valuation of each portfolio is the net asset valuation of all investee mutual funds, as published on their respective web-sites or elsewhere. When applicable, equity securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Fixed income securities are valued at prices obtained from a pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. There were no restricted securities owned by any of the portfolios as of December 31, 2002.

    Restricted securities and other securities for which quotations are not readily available will be valued at fair value as determined by the Trustees.


    Federal Income Taxes - The Trust complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and intends to distribute all its taxable income and net capital gains for the year to its shareholders. As a regulated investment company, the Trust is not subject to income taxes if such distributions are made. Therefore, no federal or state income tax provision is required. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Trust. As of December 31, 2002 the following net capital loss carryforwards existed for Federal income tax purposes:

                          LTBF     $            22,734

                          LCSF     $           144,308

                          SCSF     $           110,086

                          INTF     $           393,377

                          ACF      $            31,534

The above net capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any Federal income tax liability with respect to the capital gains that are so offset. Expiration of the capital loss carry forwards occurs in 2009-2010. The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Distributions to shareholders - Dividends to shareholders are recorded on the ex-dividend date.

Security Transactions and Related Investment Income - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income and realized gain distributions from other funds are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Through December 31, 2002, discounts and premiums on securities purchased, were not amortized over the life of the respective securities. On January 1, 2003, the Trust will begin amortizing all premiums and discounts on fixed income securities to conform with a recent change in accounting principles generally accepted in the United States for mutual funds. Adopting this change will not impact the Trust's net asset values, and will result in only immaterial changes to the classification of certain amounts between interest income and realized and unrealized gains/losses in the Statement of Operations.

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

    NOTE 3 - SHAREHOLDER TRANSACTIONS
The declaration of Trust provides for an unlimited number of shares of beneficial interest, without par value. The declaration of Trust also established six series of shares, which correspond to the six funds described in
Note 2. During the years ended December 31, 2002 and 2001, 99% and 99% of dividends declared were reinvested by the respective owners of beneficial interest. Transactions in units of beneficial interest were as shown on the following page.

                              IBF         LTBF         LCSF         SCSF         INTF          ACF
                         --------------------------------------------------------------------------------
Capital paid in on          $4,184,051   $1,573,919   $3,435,978   $3,015,402   $2,533,763    $1,341,924
Shares of Capital
Stock

Undistributed net
investment income
(loss)                          57,439       14,676     (35,516)     (67,994)     (19,616)      (12,568)

Accumulated net
capital loss                         0     (22,734)    (144,308)    (110,086)    (393,377)      (31,534)

Net unrealized
appreciation
(depreciation)                 136,163       64,599    (519,565)    (228,242)    (446,134)     (218,319)
                         --------------------------------------------------------------------------------

Net Assets                   4,377,653    1,630,460    2,736,589    2,609,080    1,674,636     1,079,503
                         ================================================================================

                NOTE 4 - SUMMARY OF UNREALIZED GAINS AND LOSSES:


    Following is a summary of unrealized gains and losses for each portfolio as of December 31, 2002:

                                                  Unrealized Gain (Loss)
                            -------------------------------------------------------------------
                                Cost        Gain       Loss         Net        Market Value
                            -------------------------------------------------------------------
Intermediate Bond               4,178,310   153,529     (17,366)     136,163         4,314,473
Long Term Bond                  1,549,765    89,900     (25,301)      64,599         1,614,364
Larger Company Stock Fund       3,258,698    49,998    (569,563)   (519,565)         2,739,133
Smaller Company Stock Fund      2,839,728    90,825    (319,067)   (228,242)         2,611,486
International Fund              2,122,297     2,512    (448,646)   (446,134)         1,676,163
Alternative Categories Fund     1,298,687     6,087    (224,406)   (218,319)         1,080,368

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
Effective April 1, 1996, the Trust entered into a Master Investment Advisory Agreement with Staar Financial Advisors, Inc., a related party (Advisor). This agreement appointed the Advisor to act as investment advisor to the Trust on behalf of six series portfolios for a one year period. This agreement has subsequently been extended through December 31, 2002. The advisor furnishes investment management and advisory services for a fee based on average daily net asset value. The fee for each portfolio is in accordance with a fee schedule of ..63% for IBF, .72% for LTBF and .90% for all other portfolios.

The president of the investment advisor is the organizer of the Trust. The agreement provides for an expense reimbursement from the investment advisor if the Trust's total expense for any series (fund), exclusive of taxes, interest, costs of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceed the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-end investment companies by any state in which shares of such series are then qualified. The agreement also stipulates that all organizational expenses of the Trust were paid by the investment advisor as well as certain marketing, legal and accounting and transfer and custodial services for the first two years. Such costs continued to be absorbed by the investment advisor through December 31, 2001, except for certain marketing and other costs associated with the sale and distribution of shares.

Effective January 1, 2002, the Trust began paying certain operating expenses to include custodian, registration, legal and auditing fees, and printing and insurance expenses, and a portion of bookkeeping fees. Remaining bookkeeping fees continued to be absorbed by the investment advisor. Directors' fees of $1,125 per calendar quarter in 2002 and 2001 were also paid by the Trust. In 2001, these, as well as various other Trust expenses were funded by a charge of ..09% of average daily net asset value for each fund.

            Effective September 1, 1998, Staar Investment Trust shareholders approved a 12B-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in Staar Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12 B-1 arrangement, discussed below was implemented and which includes these fees. The commission structure under this arrangement is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12B-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the advisor no longer absorbed 12B-1 fees.


Effective August 2, 2001, Staar Investment Trust shareholders approved a new 12 B-1 arrangement which provides for accrual of fees based upon a daily percentage (.000411% for bond funds and .000548% for stock funds) of the total fund net asset values. The broker/dealer fees discussed above were paid out of such fee accruals. The balance of the fees was used for marketing and other costs associated with the sale and distribution of shares. Effective January 1, 2002, Staar Investment Trust changed the 12B-1 daily accrual rate to .000685% for all funds. For the year ended December 31, 2002 $35,477 was accrued for such fees.

        Certain affiliated persons holding shares in the six portfolios purchased such shares at Net Asset Value at respective date of purchase. Those affiliated persons held aggregate investments in the respective funds as of December 31, 2002 as follows:

                             IBF        LTBF         LCSF         SCSF         INTF          ACF
                         ------------------------------------------------------------------------------
                                                            SHARES
J. Weisbrod
including immediate
family & retirement
accounts:                   1,989.363    876.999     1,832.681    1,918.626   1,978.626      1,959.669

Other Trustees of
Staar Investment
Trust                       2,360.209  2,075.937     5,535.819    5,123.644   4,563.448      2,869.575

Employees of
investment advisor
including retirement
accounts:                                               41.247    1,217.210      41.602         39.706
                         ------------------------------------------------------------------------------

Number of Shares            4,349.572  2,952.936     7,409.747    8,259.480   6,583.676      4,868.950
                         ------------------------------------------------------------------------------

Value:                         47,805     32,544        70,332       85,019      48,730         44,626
                         ==============================================================================

Inside Back Cover

STAAR Investment Trust Logo

     OFFICES OF THE TRUST
604 McKnight Park Dr.
Pittsburgh, PA 15237

     INVESTMENT ADVISOR
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

E-MAIL: staarbase@aol.com

WEB SITE: www.staarfunds.com

     TRANSFER AGENT FOR
     SHAREHOLDER ACCOUNTS
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

     COUNSEL
Sweeny & Associates, P.C.
P.O. Box 82637
158 West Hutchinson Ave.
Pittsburgh, PA 15218

     INDEPENDENT AUDITORS
Carson & Co.
201 Village Commons, Sewickley, PA 15143

     TRUSTEES
Jeffrey A. Dewhirst
Sewickley, PA
Investment Banker

Richard Levkoy
Ambridge, PA
Accountant

Thomas J. Smith
Sewickley, PA
Owner/President, CapMasters

John H. Weisbrod
Cranberry, PA
Former President, Sea Breeze Laboratories, Inc.

J. Andre Weisbrod
Wexford, PA
President, STAAR Financial Advisors, Inc.

Back Cover


STAAR Investment Trust Logo

Annual Report


January 1, 2002 to December 31, 2002